Subsequent Events - Additional Information (Detail)								12 Months Ended
	Apr. 11, 2023 USD ($)	Jan. 12, 2023 USD ($) $ / shares	Jan. 12, 2023 USD ($) $ / shares	Jan. 12, 2023 USD ($) shares $ / shares	Jan. 12, 2023 USD ($) $ / shares	Jan. 09, 2023 USD ($)	Jan. 12, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	May 11, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Sep. 09, 2020 $ / shares	Sep. 08, 2020 USD ($)
Subsequent Event [Line Items]
Description of time limit on contribution of loan						five (5) business days
Cash								$ 591	$ 160,991		$ 591
Short-term borrowings						$ 1,440,000
Stock redemption price | $ / shares		$ 10.15	$ 10.15	$ 10.15	$ 10.15
Stock redeemed or called during period, value			$ 334,200,000
Deferred underwriting commissions								13,125,000	13,125,000		$ 13,125,000
Proceeds from related party debt								$ 0	$ 6,604
Warrant [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, number of equity instruments					1,500,000
Debt instrument conversion price | $ / shares		$ 1.5	$ 1.5	$ 1.5	$ 1.5
IPO [Member]
Subsequent Event [Line Items]
Cash						$ 720,000
Deferred underwriting commissions							$ 13,100,000
Sponsor [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount													$ 300,000
Debt instrument interest rate													0.00%
Proceeds from related party debt							$ 169,000
LHC Sponsor [Member] | Unsecured promissory note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount		$ 2,160,000	$ 2,160,000	$ 2,160,000	$ 2,160,000
Line of credit facility, current borrowing capacity		$ 720,000	$ 720,000	$ 720,000	$ 720,000
Debt instrument interest rate		0.00%	0.00%	0.00%	0.00%
World View [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Business combination, consideration transferred			$ 350,000,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares		0.0001	$ 0.0001	$ 0.0001	0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Stock Issued During Period, Shares, New Issues | shares				32,924,036
Common Class A [Member] | IPO [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares							37,500,000
Common Class B [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares		0.0001	0.0001	$ 0.0001	0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Common Class B [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares		0.0001	0.0001	0.0001	0.0001							$ 0.0001
Common Stock [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares		0.0001	0.0001	0.0001	0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Description of time limit on contribution of loan						five (5) business days
Short-term borrowings						$ 1,440,000
Stock redemption price | $ / shares		10.15	$ 10.15	$ 10.15	$ 10.15
Stock redeemed or called during period, value			$ 334,200,000
Deferred underwriting commissions						13,125,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, number of equity instruments				1,500,000	1,500,000
Debt instrument conversion price | $ / shares		$ 1.5	$ 1.5	$ 1.5	$ 1.5
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount										$ 480,000
Proceeds from related party debt	$ 240,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Cash						$ 720,000
Subsequent Event [Member] | LHC Sponsor [Member] | Unsecured promissory note [Member]
Subsequent Event [Line Items]
Description of time limit on contribution of loan		two (2) business days
Debt instrument, face amount		$ 2,160,000	$ 2,160,000	$ 2,160,000	$ 2,160,000
Line of credit facility, current borrowing capacity		$ 720,000	$ 720,000	$ 720,000	$ 720,000
Debt instrument interest rate		0.00%	0.00%	0.00%	0.00%
Subsequent Event [Member] | World View [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Business combination, consideration transferred			$ 350,000,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares		0.0001	$ 0.0001	$ 0.0001	0.0001
Stock Issued During Period, Shares, New Issues | shares				32,924,036
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares		0.0001	0.0001	$ 0.0001	0.0001
Subsequent Event [Member] | Common Class B [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares		0.0001	0.0001	0.0001	0.0001
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001